S-K 1603(a)(9) Restrictions on Selling Securities - MLAC Founder Shares and shares of Pubco Class A Stock [Member]	Apr. 14, 2026
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	The earlier of (i) the Anniversary Release; provided, that if the VWAP of Pubco Class A Stock equals or exceeds $12.50 per share for any 20 consecutive trading days following the Closing, the Anniversary Release will be deemed to occur at 11:59 p.m. New York City time on such 20th consecutive trading day and (ii) the date on which Pubco consummates a liquidation, merger, share exchange, reorganization or other similar transaction after the Closing which results in all of Pubco’s shareholders having the right to exchange their shares of Pubco Stock for cash, securities or other property.
SPAC Sponsor, Persons and Entities Subject to Restrictions	The Sponsor and Seller
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	Transfers permitted (a) to MLAC’s or Pubco’s officers or directors, any current or future affiliates or family members of any of such officers or directors, any equity holders of such person, any current or future affiliates of such person or as a gift to a charitable organization, (b) in the case of an individual, by gift to a member of one of the members of the individual’s immediate family or to a trust, the beneficiary of which is a member of one of the individual’s immediate family, a current or future affiliate of such person or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of the individual; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) by virtue of the laws of jurisdiction of formation of such person or such person’s governing documents upon its dissolution; (f) transfers to satisfy any U.S. federal, state, or local income tax obligations of Holder (or its direct or indirect owners) to the extent necessary to cover any tax liability as a direct result of the Transactions, or (g) in the form of a pledge of Restricted Securities (asdefined therein) in a bona fide transaction as collateral to secure obligations pursuant to lending or other financing arrangements between a holder (or its affiliates), on the one hand, and a third party, on the other hand, for the benefit of such holder and/or its affiliates; provided, however, that during the lock-up period such third party shall not be permitted to foreclose upon such Restricted Securities or otherwise be entitled to enforce its rights or remedies with respect to the Restricted Securities, including, without limitation, the right to vote, transfer or take title to or ownership of such Restricted Securities; provided, however, that these permitted transferees must enter into a written agreement agreeing to be bound by these same transfer restrictions.